Hedging activities - Schedule of Net Tax Effect of Cash Flow Hedges (Details) - Cash flow hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses transferred to cost of inventories	€ 1	€ 10	€ 28
Cost of sales | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses transferred to cost of inventories	0	0	1
Selling and distribution expenses | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses transferred to cost of inventories	(1)	0	0
Selling and distribution expenses | Commodity contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses transferred to cost of inventories	(1)	6	17
Finance costs | Interest rate and cross currency swaps
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses transferred to cost of inventories	€ 3	€ 4	€ 10